Accumulated Other Comprehensive Income (Loss) - Schedule Of Accumulated Other Comprehensive Income (Loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	₩ 1,249,922	₩ 1,383,315
Changes except for reclassification	1,127,507	(206,124)
Reclassification to profit or loss	306,604	326,709
Transfer within equity	(37,254)	(335,203)
Tax effect	(351,614)	81,225
Ending	2,295,165	1,249,922
Remeasurements of net defined benefit liabilities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(88,770)	(328,392)
Changes except for reclassification	(98,420)	330,772
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	25,895	(91,150)
Ending	(161,295)	(88,770)
Currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	254,446	96,129
Changes except for reclassification	42,925	173,376
Reclassification to profit or loss	(23,753)	0
Transfer within equity	0	0
Tax effect	(11,866)	(15,059)
Ending	261,752	254,446
Gains (losses) on financial instruments at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(6,081,560)	434,956
Changes except for reclassification	4,299,541	(8,873,141)
Reclassification to profit or loss	281,849	347,246
Transfer within equity	(37,254)	(335,203)
Tax effect	(1,198,075)	2,344,582
Ending	(2,735,499)	(6,081,560)
Share of other comprehensive income (loss) of associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(3,342)	(2,980)
Changes except for reclassification	31	(406)
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	(7)	44
Ending	(3,318)	(3,342)
Gains (losses) on cash flow hedging instruments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	19,632	(6,535)
Changes except for reclassification	7,328	71,753
Reclassification to profit or loss	48,508	(20,537)
Transfer within equity	0	0
Tax effect	(1,913)	(25,049)
Ending	73,555	19,632
Gains (losses) on hedging instruments of net investments in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(114,742)	(35,658)
Changes except for reclassification	(19,590)	(104,020)
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	4,931	24,936
Ending	(129,401)	(114,742)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	41,063	2,208
Changes except for reclassification	(71,901)	52,864
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	19,038	(14,009)
Ending	(11,800)	41,063
Assets of a disposal group held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	0	7,671
Changes except for reclassification		(7,671)
Reclassification to profit or loss		0
Transfer within equity		0
Tax effect		0
Ending		0
Finance gains or losses on insurance contract assets (liabilities)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	7,223,195	1,215,916
Changes except for reclassification	(3,032,407)	8,150,349
Reclassification to profit or loss	0	0
Transfer within equity	0	0
Tax effect	810,383	(2,143,070)
Ending	₩ 5,001,171	₩ 7,223,195